Income tax - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income tax
Temporary differences for which deferred tax assets has not recognized	$ 15,915	$ 405
Cumulative tax losses, subject to expiration	1,884
Cumulative tax losses, not subject to expiration	$ 13,311	$ 6,359
Minimum
Income tax
Cumulative tax losses, expiration period	1 year
Maximum
Income tax
Cumulative tax losses, expiration period	5 years